Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Portions of the Income Tax Expense

The current and deferred portions of the income tax expense included in the consolidated statements of income and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the Years Ended December 31,
	2024	2023	2022
Current taxes	$103,305	$180,024	$387,038
Deferred taxes	(5,177)	14,339	(717)
Income tax expense	$98,128	$194,363	$386,321

Schedule of Income Before Income Tax by Jurisdiction

Income before income tax by jurisdiction are as following:

	For the Years Ended December 31,
	2024	2023	2022
Singapore	$720,274	$1,406,150	$2,363,453
Cayman Islands	(442,817)	-	-
Korea	$(7,732)	$-	-
	$269,725	$1,406,150	$2,363,453

Schedule of Reconciliation of Difference between Expected Income Tax Expense

A reconciliation of the difference between the expected income tax expense computed at Singapore income tax rate of 17% and the Group’s reported income tax expense is shown in the following table:

	For the Years Ended December 31,
	2024	2023	2022
Income before income tax expense	$269,725	$1,406,150	$2,363,453
Applicable income tax rate	17%	17%	17%
Income tax expense at applicable income tax rate	$45,853	$239,046	$401,787
Non-deductible expenses
- Bank fees	3,060	-	-
- Depreciation	4,839	-	-
- Entertainment expenses	833	-	-
- Others	2,045	2,039	-
Income not subject to tax	-	(2,777)	-
True up adjustments for taxes for prior year	12,280	-	-
Difference from the effect of tax rates in a foreign jurisdiction	70,502	-	-
Effect of tax exemption scheme and tax reduction	(41,284)	(43,945)	(15,466)
Income tax expense	$98,128	$194,363	$386,321

Schedule of Components of the Group’s Deferred Tax assets and Liabilities

The Group measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2023
Deferred tax assets:
Allowance for credit loss	$2,065	$2,360
Operating lease liabilities	21,732	36,247
Others	1,726	1,649

Total deferred tax assets	$25,523	$40,256

Deferred tax liabilities:
Depreciation and amortization	(13,290)	(18,776)
ROU assets	(19,718)	(33,637)
Others	(758)	(1,263)

Total deferred tax liabilities	$(33,766)	$(53,676)

Deferred tax liabilities, net	$(8,243)	$(13,420)

Schedule of Movement of the Group’s Deferred Tax (Liabilities) Assets

Movement of the Group’s deferred tax (liabilities) assets during the years is as follows:

	2024	2023	2022
Balance at January 1	$(13,420)	$919	$202
Credited/(Charged) to the consolidated statements of income and comprehensive income	5,177	(14,339)	717
Balance at December 31	$(8,243)	$(13,420)	$919